Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000202291 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	67.10%
C000202291 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202291 | A
Holdings [Line Items]
Percent of Total Investments	9.80%
C000202291 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	15.40%
C000202291 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202291 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202291 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202291 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202291 | N/R
Holdings [Line Items]
Percent of Total Investments	2.70%
C000202291 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	28.70%
C000202291 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.50%
C000202291 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	22.90%
C000202291 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.30%
C000202291 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202291 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202291 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202291 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202291 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202291 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202289 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	67.10%
C000202289 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202289 | A
Holdings [Line Items]
Percent of Total Investments	9.80%
C000202289 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	15.40%
C000202289 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202289 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202289 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202289 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202289 | N/R
Holdings [Line Items]
Percent of Total Investments	2.70%
C000202289 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	28.70%
C000202289 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.50%
C000202289 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	22.90%
C000202289 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.30%
C000202289 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202289 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202289 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202289 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202289 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202289 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202290 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	67.10%
C000202290 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202290 | A
Holdings [Line Items]
Percent of Total Investments	9.80%
C000202290 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	15.40%
C000202290 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202290 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202290 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202290 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202290 | N/R
Holdings [Line Items]
Percent of Total Investments	2.70%
C000202290 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	28.70%
C000202290 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.50%
C000202290 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	22.90%
C000202290 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.30%
C000202290 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202290 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202290 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202290 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202290 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202290 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202293 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	67.10%
C000202293 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202293 | A
Holdings [Line Items]
Percent of Total Investments	9.80%
C000202293 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	15.40%
C000202293 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202293 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202293 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202293 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202293 | N/R
Holdings [Line Items]
Percent of Total Investments	2.70%
C000202293 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	28.70%
C000202293 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.50%
C000202293 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	22.90%
C000202293 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.30%
C000202293 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202293 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202293 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202293 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202293 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202293 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202292 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	67.10%
C000202292 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202292 | A
Holdings [Line Items]
Percent of Total Investments	9.80%
C000202292 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	15.40%
C000202292 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202292 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202292 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202292 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202292 | N/R
Holdings [Line Items]
Percent of Total Investments	2.70%
C000202292 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	28.70%
C000202292 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.50%
C000202292 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	22.90%
C000202292 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.30%
C000202292 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202292 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202292 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202292 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202292 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202292 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202297 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	100.00%
C000202297 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000202295 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	100.00%
C000202295 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000202296 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	100.00%
C000202296 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000202298 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	100.00%
C000202298 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000202277 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202277 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202277 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	36.90%
C000202277 | B
Holdings [Line Items]
Percent of Total Investments	43.50%
C000202277 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.10%
C000202277 | N/R
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202277 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202277 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202277 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	84.50%
C000202277 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202277 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202277 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.20%
C000202277 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202277 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202277 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202277 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202277 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202273 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202273 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202273 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	36.90%
C000202273 | B
Holdings [Line Items]
Percent of Total Investments	43.50%
C000202273 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.10%
C000202273 | N/R
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202273 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202273 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202273 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	84.50%
C000202273 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202273 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202273 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.20%
C000202273 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202273 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202273 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202273 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202273 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202275 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202275 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202275 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	36.90%
C000202275 | B
Holdings [Line Items]
Percent of Total Investments	43.50%
C000202275 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.10%
C000202275 | N/R
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202275 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202275 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202275 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	84.50%
C000202275 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202275 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202275 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.20%
C000202275 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202275 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202275 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202275 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202275 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202276 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202276 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202276 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	36.90%
C000202276 | B
Holdings [Line Items]
Percent of Total Investments	43.50%
C000202276 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.10%
C000202276 | N/R
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202276 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202276 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202276 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	84.50%
C000202276 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202276 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202276 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.20%
C000202276 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202276 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202276 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202276 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202276 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202279 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202279 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202279 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	36.90%
C000202279 | B
Holdings [Line Items]
Percent of Total Investments	43.50%
C000202279 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.10%
C000202279 | N/R
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202279 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202279 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202279 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	84.50%
C000202279 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202279 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202279 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.20%
C000202279 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202279 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202279 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202279 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202279 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202278 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202278 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202278 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	36.90%
C000202278 | B
Holdings [Line Items]
Percent of Total Investments	43.50%
C000202278 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.10%
C000202278 | N/R
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202278 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202278 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202278 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	84.50%
C000202278 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202278 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202278 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.20%
C000202278 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202278 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202278 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202278 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202278 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202303 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	99.70%
C000202303 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202303 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202303 | N/R
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202303 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	99.30%
C000202303 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202303 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202301 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	99.70%
C000202301 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202301 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202301 | N/R
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202301 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	99.30%
C000202301 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202301 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202302 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	99.70%
C000202302 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202302 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202302 | N/R
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202302 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	99.30%
C000202302 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202302 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202305 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	99.70%
C000202305 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202305 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202305 | N/R
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202305 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	99.30%
C000202305 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202305 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202304 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	99.70%
C000202304 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202304 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202304 | N/R
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202304 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	99.30%
C000202304 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202304 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202258 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	30.30%
C000202258 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202258 | A
Holdings [Line Items]
Percent of Total Investments	12.10%
C000202258 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	24.90%
C000202258 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	12.30%
C000202258 | B
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202258 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202258 | N/R
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202258 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202258 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202258 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	13.80%
C000202258 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	39.90%
C000202258 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.20%
C000202258 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202258 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202258 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202258 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202258 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202258 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202258 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202258 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202256 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	30.30%
C000202256 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202256 | A
Holdings [Line Items]
Percent of Total Investments	12.10%
C000202256 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	24.90%
C000202256 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	12.30%
C000202256 | B
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202256 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202256 | N/R
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202256 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202256 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202256 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	13.80%
C000202256 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	39.90%
C000202256 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.20%
C000202256 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202256 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202256 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202256 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202256 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202256 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202256 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202256 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202257 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	30.30%
C000202257 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202257 | A
Holdings [Line Items]
Percent of Total Investments	12.10%
C000202257 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	24.90%
C000202257 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	12.30%
C000202257 | B
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202257 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202257 | N/R
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202257 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202257 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202257 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	13.80%
C000202257 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	39.90%
C000202257 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.20%
C000202257 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202257 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202257 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202257 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202257 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202257 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202257 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202257 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202259 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	30.30%
C000202259 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202259 | A
Holdings [Line Items]
Percent of Total Investments	12.10%
C000202259 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	24.90%
C000202259 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	12.30%
C000202259 | B
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202259 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202259 | N/R
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202259 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202259 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202259 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	13.80%
C000202259 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	39.90%
C000202259 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.20%
C000202259 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202259 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202259 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202259 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202259 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202259 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202259 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202259 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202282 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	45.70%
C000202282 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202282 | A
Holdings [Line Items]
Percent of Total Investments	17.70%
C000202282 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	23.40%
C000202282 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202282 | B
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202282 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202282 | N/R
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202282 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202282 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000202282 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	22.00%
C000202282 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.10%
C000202282 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.50%
C000202282 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202282 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202282 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202282 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202280 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	45.70%
C000202280 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202280 | A
Holdings [Line Items]
Percent of Total Investments	17.70%
C000202280 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	23.40%
C000202280 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202280 | B
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202280 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202280 | N/R
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202280 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202280 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000202280 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	22.00%
C000202280 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.10%
C000202280 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.50%
C000202280 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202280 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202280 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202280 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202286 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	45.70%
C000202286 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202286 | A
Holdings [Line Items]
Percent of Total Investments	17.70%
C000202286 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	23.40%
C000202286 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202286 | B
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202286 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202286 | N/R
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202286 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202286 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000202286 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	22.00%
C000202286 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.10%
C000202286 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.50%
C000202286 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202286 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202286 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202286 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202281 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	45.70%
C000202281 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202281 | A
Holdings [Line Items]
Percent of Total Investments	17.70%
C000202281 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	23.40%
C000202281 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202281 | B
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202281 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202281 | N/R
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202281 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202281 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000202281 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	22.00%
C000202281 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.10%
C000202281 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.50%
C000202281 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202281 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202281 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202281 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202284 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	45.70%
C000202284 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202284 | A
Holdings [Line Items]
Percent of Total Investments	17.70%
C000202284 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	23.40%
C000202284 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202284 | B
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202284 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202284 | N/R
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202284 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202284 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000202284 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	22.00%
C000202284 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.10%
C000202284 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.50%
C000202284 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202284 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202284 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202284 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202283 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	45.70%
C000202283 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202283 | A
Holdings [Line Items]
Percent of Total Investments	17.70%
C000202283 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	23.40%
C000202283 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202283 | B
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202283 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202283 | N/R
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202283 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202283 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000202283 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	22.00%
C000202283 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.10%
C000202283 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.50%
C000202283 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.70%
C000202283 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202283 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202283 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000228902 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228902 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	40.10%
C000228902 | B
Holdings [Line Items]
Percent of Total Investments	48.20%
C000228902 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	9.10%
C000228902 | N/R
Holdings [Line Items]
Percent of Total Investments	0.50%
C000228902 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	90.40%
C000228902 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.50%
C000228902 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000228902 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.50%
C000228902 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000228901 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228901 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	40.10%
C000228901 | B
Holdings [Line Items]
Percent of Total Investments	48.20%
C000228901 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	9.10%
C000228901 | N/R
Holdings [Line Items]
Percent of Total Investments	0.50%
C000228901 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	90.40%
C000228901 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.50%
C000228901 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000228901 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.50%
C000228901 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000228903 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228903 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	40.10%
C000228903 | B
Holdings [Line Items]
Percent of Total Investments	48.20%
C000228903 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	9.10%
C000228903 | N/R
Holdings [Line Items]
Percent of Total Investments	0.50%
C000228903 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	90.40%
C000228903 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.50%
C000228903 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000228903 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.50%
C000228903 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%